UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,938,518
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,712,350
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,538,013
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,682,451
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,192,977
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,803,874

		20,868,183
Arizona — 3.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	12,102,900
5.00%, 12/01/37	7,460	8,953,865

		21,056,765
California — 13.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	5,108,638
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,514,937
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,889,177
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	327,654
5.25%, 8/15/49	715	804,625
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	2,970	3,243,982
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	11,690	13,262,422

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A (continued):
5.25%, 5/15/39	$1,560	$1,755,562
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	859,498
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,619,550
0.00%, 6/01/42	6,000	1,830,420
0.00%, 6/01/43	5,000	1,416,500
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	8,118,320
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	4,890	4,915,135
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,694,035
0.00%, 8/01/36	4,000	1,772,080
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,954,259
6.50%, 4/01/33	20,410	23,962,156
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,735,232
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,782,885

		91,567,067
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,744,543
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	3,013,981

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Delaware — 2.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$2,225	$2,414,481
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,451,952
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,280	2,575,534

		15,441,967
District of Columbia — 4.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,718,916
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,040,529
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,100,385
5.25%, 10/01/44	2,465	2,755,796

		28,615,626
Florida — 2.8%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,620	2,937,098
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,602,666
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	649,530
5.00%, 6/01/36	125	134,811
5.13%, 6/01/42	1,925	2,078,961
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	5,885	7,774,615

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$3,590	$2,512,785

		18,690,466
Georgia — 2.4%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,370	5,079,251
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,010	1,204,455
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,857,834
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	5,000	5,592,350
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	2,210	2,448,526

		16,182,416
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	3,033,810
Illinois — 17.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	13,739,418
City of Chicago Illinois, GO, Project, 5.00%, 1/01/34	3,560	3,433,264
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/32	6,155	6,198,331
5.00%, 1/01/34	2,500	2,411,000
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,605	1,719,420
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,246,732
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,151,201

2	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$1,525	$1,769,854
Illinois Finance Authority, RB, Advocate Health Care Network:
5.38%, 4/01/19 (a)	5,010	5,708,695
5.38%, 4/01/44	5,620	6,163,679
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,166,591
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,619,812
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,095	5,904,646
Senior, Series C, 5.00%, 1/01/37	5,455	6,298,725
Series A, 5.00%, 1/01/38	4,550	5,108,876
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	14,710	15,622,314
Series B-2, 5.00%, 6/15/50	3,905	4,055,460
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,047,291
6.00%, 6/01/28	2,245	2,701,925
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,147,035
Series A, 5.00%, 4/01/38	9,030	9,489,988
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,380,790
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,748,199
5.00%, 4/01/44	1,910	2,117,732

		115,950,978
Indiana — 4.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,867,637
7.00%, 1/01/44	3,680	4,535,637
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,435	1,351,612

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$6,305	$7,442,044
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	790	861,321
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	951,852
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	3,128,540
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,849,247
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,440,787
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,490	2,799,084

		27,227,761
Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	1,967,307
5.50%, 12/01/22	4,595	4,832,194
5.25%, 12/01/25	2,125	2,319,140
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,570	2,734,429
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	2,920	2,905,429

		14,758,499
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,154,452

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	$2,325	$1,758,444

		3,912,896
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,748,223
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,226,906
5.25%, 5/15/31	1,690	1,896,332
5.25%, 5/15/32	2,160	2,451,621
5.25%, 5/15/33	2,345	2,617,700
5.25%, 5/15/35	985	1,103,279

		18,044,061
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	936,713
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,440	1,377,259
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	4,876,629
Montgomery County Housing Opportunites Commission, RB, Series D, AMT, 5.50%, 1/01/38	65	65,731

		7,256,332
Massachusetts — 0.8%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,790,929

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$2,535	$2,829,009

		5,619,938
Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,635,480
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,395,841
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	3,032,451
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,710	1,852,255
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,371,832

		22,287,859
Mississippi — 2.1%
City of Gulfport Mississipi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,074,648
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	557,627
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,207,263

4	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$480	$532,574

		3,297,464
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,819,928
5.00%, 9/01/42	2,815	3,082,256
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,612,854
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	676,806

		9,191,844
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,612,881
New Jersey — 9.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,000	2,082,440
5.25%, 11/01/44	2,980	3,081,171
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	2,115	2,197,654
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	146,243
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,306,774
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,575	1,661,578
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,205,263
Private Activity Bond, The Goethals Bridge Replacement Project, 5.38%, 1/01/43	2,285	2,547,341

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$8,000	$9,904,960
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	8,150	9,181,709
Series E, 5.00%, 1/01/45	5,095	5,793,321
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	6,815	7,171,765
Transportation System, Series A, 5.50%, 6/15/41	8,000	8,655,920
Transportation System, Series B, 5.25%, 6/15/36	4,810	5,146,123

		64,082,262
New York — 12.7%
City of New York New York IDA, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (g)	22,140	23,085,378
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 8.00%, 8/01/28 (g)	5,000	5,219,750
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,488,271
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	5,000	5,026,500
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	3,600	3,760,308
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,778	1,997,287
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,479,794
5.25%, 11/15/39	1,650	1,941,951
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,710,416

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	$8,410	$8,931,756
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	660	698,696
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,655	1,766,530
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,790,410
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,575	1,589,679
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,956,725
6.00%, 12/01/42	1,960	2,285,144
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,600	4,578,932

		85,307,527
North Carolina — 4.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	12,153,411
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,144,500
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	3,065,617

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$1,130	$1,298,076

		27,661,604
Ohio — 3.0%
County of Allen Ohio Hospital Facilities, Refunding RB, Series A:
Catholic Healthcare Partners, 5.25%, 6/01/38	6,125	6,880,335
Mercy Health, 4.00%, 11/01/44	4,090	4,214,868
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,415,117
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,905,238
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,585	1,726,208

		20,141,766
Pennsylvania — 1.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,240	1,340,688
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	1,660	1,827,029
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,153,338
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,426,745

		9,747,800
Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	5,175	5,245,691

6	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50	$835	$865,853

		6,111,544
South Carolina — 4.6%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	6,455	7,277,367
AMT, 5.25%, 7/01/55	2,525	2,794,897
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,890,676
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series E, 5.25%, 12/01/55	6,140	6,967,365

		30,930,305
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,992,606
Texas — 12.3%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	4,370	130,663
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,210	4,871,307
Sub-Lien, 5.00%, 1/01/33	700	771,722
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,150	1,280,916
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	385	432,401
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,423,846
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,304,380
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	16,425	19,169,289

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/43	$380	$452,523
7.00%, 1/01/48	500	591,490
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	26,120	8,195,411
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	1,940,050
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	4,421,618
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	3,393,269
0.00%, 9/15/41	5,420	1,784,698
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	585	710,061
6.00%, 8/15/45	7,345	8,784,547
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,045	2,053,896
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	355	383,144
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,198,050
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,243,560

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$5,100	$6,007,341

		82,544,182
Utah — 0.5%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	795	752,634
3.25%, 10/15/42	3,010	2,704,967

		3,457,601
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,519,939
6.00%, 1/01/37	5,695	6,581,768

		10,101,707
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,475	1,643,858
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	5,238,275

		6,882,133
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,861,302
Total Municipal Bonds — 122.0%		821,272,324

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,548	4,702,086

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California — 5.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	$5,115	$5,708,698
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	20,936,666
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	4,500	4,803,570
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,732,447

		35,181,381
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	7,600	8,025,980
Series C-7, 5.00%, 5/01/18	4,860	5,142,269

		13,168,249
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	9,892,800
Series X-3, 4.85%, 7/01/37	9,366	9,890,541

		19,783,341
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,564,883
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	5,203,983
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	3,988	4,524,314

8	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York — 10.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	$3,075	$3,508,523
Series HH, 5.00%, 6/15/31 (i)	16,395	19,188,216
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,130	3,643,811
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	24,254,770
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	12,611	14,748,902
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	6,000,649

		71,344,871
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,782,765
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,508,482
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,724,440
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,003	7,009,998

		20,242,920
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,153	7,832,333

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	$10,767	$11,742,976
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	5,459	5,874,734
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	14,487	16,256,186

		22,130,920
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.0%		229,205,022
Total Long-Term Investments (Cost — $959,964,197) — 156.0%		1,050,477,346

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (j)(k)	15,177,405	15,177,405
Total Short-Term Securities (Cost — $15,177,405) — 2.3%		15,177,405
Total Investments (Cost — $975,141,602*) — 158.3%		1,065,654,751
Other Assets Less Liabilities — 1.0%		6,913,841
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(128,574,042)
VMTP Shares, at Liquidation Value — (40.2)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$673,194,550

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$849,093,286

Gross unrealized appreciation	$99,903,675
Gross unrealized depreciation	(11,896,322)

Net unrealized appreciation	$88,007,353

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Variable rate security. Rate as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $25,981,959.

(j)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
FFI Institutional Tax-Exempt Fund	4,155,414	(4,155,414)	—	$1,084
BlackRock Liquidity Funds: MuniCash	—	15,177,405	15,177,405	—

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(67)	5-Year U.S. Treasury Note	March 2016	$8,085,016	$(114,283)
(79)	10-Year U.S. Treasury Note	March 2016	$10,236,672	(220,146)
(40)	Long U.S. Treasury Bond	March 2016	$6,441,250	(231,339)
(13)	U.S. Ultra Treasury Bond	March 2016	$2,160,437	(84,501)
Total				$(650,269)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds

10	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,050,477,346	—	$1,050,477,346
Short-Term Securities	$15,177,405	—	—	15,177,405

Total	$15,177,405	$1,050,477,346	—	$1,065,654,751

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(650,269)	—	—	$(650,269)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$156	—	—	$156
Cash pledged for financial futures contracts	389,800	—	—	389,800
Liabilities:
TOB Trust Certificates	—	$(128,554,112)	—	(128,554,112)
VMTP Shares	—	(270,800,000)	—	(270,800,000)

Total	$389,956	$(399,354,112)	—	$(398,964,156)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 22, 2016